UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund (formerly, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund)

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.4%
Indiana Bond Bank Special Program Gas Revenue, (Liq: JPMorgan Chase Bank NA), 0.51%, 4/15/17(1)(2)	$2,000	$2,000,000

		$2,000,000

Education — 6.0%
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 0.45%, 11/15/29(3)	$2,000	$1,999,780
Waco Educational Finance Corp., TX, (Baylor University), (SPA: Bank of New York Mellon), 0.31%, 2/1/32(4)	1,500	1,500,000

		$3,499,780

Electric Utilities — 5.9%
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	$1,000	$1,085,150
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	508,765
Oklahoma Municipal Power Authority, 0.86%, 1/1/23(3)	1,845	1,850,904

		$3,444,819

General Obligations — 11.1%
Connecticut, 1.08%, 8/15/20(3)	$2,000	$2,013,880
Connecticut, 1.39%, 3/1/19(3)	1,000	1,018,140
Invesco Van Kampen, PA, (AMT), (Liq: Royal Bank of Canada), 0.25%, 10/1/14(1)(2)	2,000	2,000,000
Massachusetts, 0.622%, 11/1/18(3)	250	247,463
Massachusetts, 0.712%, 11/1/25(3)	1,315	1,211,930

		$6,491,413

Hospital — 25.5%
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.96%, 8/1/38(3)	$1,500	$1,503,000
Harris County, TX, Cultural Education Facilities Finance Corp., (Memorial Hermann Health System), 0.46%, 6/1/16(3)	2,000	2,000,560
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,072,520
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	289,168
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.293%, 5/15/42(3)	3,000	3,039,360
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,452,114
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.80%, 12/1/33(3)	2,395	2,386,713
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 0.36%, 1/1/16(3)	1,615	1,614,952
Oregon Facilities Authority, (Providence Health and Services), 0.93%, 10/1/20(3)	1,500	1,508,085

		$14,866,472

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 3.4%
New Jersey Economic Development Authority, (American Water Co., Inc.), (Liq: JPMorgan Chase & Co.), 0.30%, 7/1/14(1)(2)	$1,995	$1,995,000

		$1,995,000

Insured-Education — 5.9%
Massachusetts Educational Financing Authority, (AGC), (Liq: Citibank NA), 0.30%, 7/1/22(1)(2)	$2,330	$2,330,000
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,093,920

		$3,423,920

Insured-Escrowed/Prerefunded — 1.8%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$468,490
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	500	573,845

		$1,042,335

Insured-General Obligations — 1.9%
Philadelphia, PA, (AGC), 5.50%, 7/15/16	$1,000	$1,116,340

		$1,116,340

Insured-Hospital — 3.0%
New Jersey Health Care Facilities Financing Authority, (AGC), (Liq: Morgan Stanley Bank), 0.50%, 7/1/38(1)(2)	$1,751	$1,750,725

		$1,750,725

Insured-Housing — 7.6%
Massachusetts Housing Finance Agency, (AGM), (Liq: Morgan Stanley Bank), 0.87%, 7/1/25(1)(2)	$2,272	$2,272,003
New Jersey Housing and Mortgage Finance Agency, (AGM), (AMT), (Liq: Bank of New York Mellon), 0.35%, 5/1/28(4)	2,125	2,125,000

		$4,397,003

Insured-Lease Revenue/Certificates of Participation — 3.4%
Kentucky Property and Building Commission, (AGC), (Liq: Citibank NA), 0.30%, 2/1/27(1)(2)	$2,000	$2,000,000

		$2,000,000

Lease Revenue/Certificates of Participation — 3.4%
New Jersey Economic Development Authority, (School Facilities Construction), 1.61%, 9/1/27(3)	$2,000	$1,965,000

		$1,965,000

Senior Living/Life Care — 0.6%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(5)	$590	$359,882

		$359,882

Special Tax Revenue — 5.1%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$60	$60,310
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	60	59,461
Louisiana, Gasoline and Fuels Tax Revenue, 0.588%, 5/1/43(3)	2,500	2,488,600
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	35	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	19,902
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	25,830

2

Security	Principal Amount (000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	$40	$38,832
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	22,998
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	90	90,027
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	97,538
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(6)	20	5,690
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(6)	100	64,427

		$2,973,615

Student Loan — 2.8%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,633,470

		$1,633,470

Transportation — 6.8%
Metropolitan Transportation Authority, NY, 0.944%, 11/1/17(3)	$1,500	$1,509,660
Pennsylvania Turnpike Commission, 1.32%, 12/1/20(3)	2,450	2,449,976

		$3,959,636

Total Tax-Exempt Investments — 97.6% (identified cost $56,350,811)		$56,919,410

Other Assets, Less Liabilities — 2.4%		$1,408,097

Net Assets — 100.0%		$58,327,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	-	Liquidity Provider

SPA	-	Standby Bond Purchase Agreement

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	16.2%
Massachusetts	12.9%
Texas	11.3%
Others, representing less than 10% individually	57.2%

3

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 12.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $14,347,728 or 24.6% of the Fund’s net assets.

(2)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2013.

(3)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2013.

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2013.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted matured bond.

The Fund did not have any open financial instruments at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,292,302

Gross unrealized appreciation	$940,337
Gross unrealized depreciation	(313,229)

Net unrealized appreciation	$627,108

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$56,919,410	$—	$56,919,410
Total Investments	$—	$56,919,410	$—	$56,919,410

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 19, 2013, the name of Eaton Vance Floating-Rate Municipal Income Fund was changed from Eaton Vance AMT-Free Limited Maturity Municipal Income Fund.

4

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,185,370
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,157,570

		$2,342,940

Education — 15.9%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	$150	$170,328
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	535,625
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	270	275,862
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,140,490
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,141,261
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,160,980
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,027,956
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	553,300
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	116,462
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	230,666
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	172,599
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	812,107
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,146,320

		$9,483,956

Escrowed/Prerefunded — 9.3%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,215,820
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,989,940
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,845	2,064,610
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	245	252,279

		$5,522,649

General Obligations — 23.1%
Andover, 4.00%, 1/15/23	$1,025	$1,129,099
Brookline, 4.00%, 5/15/22	1,195	1,325,219
Burlington, 5.00%, 2/1/15	500	525,805
Burlington, 5.00%, 2/1/16	500	547,370
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	831,993
Duxbury, 4.00%, 9/1/22	500	549,910
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,127,150
Medfield, 4.00%, 3/15/22	625	687,025
Melrose, 2.00%, 11/1/22	315	288,584

1

Security	Principal Amount (000’s omitted)	Value
Southborough, 3.00%, 6/1/21	$1,060	$1,108,877
Wellesley, 5.00%, 6/1/16	1,100	1,221,374
Wellesley, 5.00%, 6/1/17	1,150	1,317,072
Westwood, 3.00%, 6/1/21	1,320	1,364,444
Weymouth, 4.00%, 9/15/23	660	711,018
Wilmington, 4.00%, 3/15/28	1,000	1,015,920

		$13,750,860

Hospital — 9.5%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$265,817
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	544,920
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	531,910
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,101,350
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,267
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	714,537
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	843,825
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,098,590

		$5,646,216

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$440,295
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	506,230

		$946,525

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,000	$1,634,440

		$1,634,440

Insured-Escrowed/Prerefunded — 1.3%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$751,459

		$751,459

Insured-General Obligations — 6.0%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,402,991
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,198,220

		$3,601,211

Insured-Hospital — 2.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$547,965
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,114,010

		$1,661,975

Insured-Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,930,336
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	565,230

		$2,495,566

Insured-Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$554,673

		$554,673

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,211,450

		$1,211,450

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,102,780
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	585,790

		$1,688,570

Senior Living/Life Care — 1.8%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$400	$400,564
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	283,965
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	115	113,979
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	120	118,651
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	150	150,977

		$1,068,136

Special Tax Revenue — 5.2%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$510,075
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,494,643
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,119,190

		$3,123,908

Transportation — 2.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$576,770
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,109,870

		$1,686,640

Total Tax-Exempt Investments — 95.8% (identified cost $54,196,791)		$57,171,174

Other Assets, Less Liabilities — 4.2%		$2,504,111

Net Assets — 100.0%		$59,675,285

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 13.1% of total investments.

3

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	5 U.S. 10-Year Treasury Note	Short	$(625,030)	$(615,235)	$9,795
3/14	16 U.S. Long Treasury Bond	Short	(2,087,221)	(2,053,000)	34,221

					$44,016

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $44,016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,164,373

Gross unrealized appreciation	$3,661,578
Gross unrealized depreciation	(654,777)

Net unrealized appreciation	$3,006,801

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$57,171,174	$—	$57,171,174
Total Investments	$—	$57,171,174	$—	$57,171,174
Futures Contracts	$44,016	$—	$—	$44,016
Total	$44,016	$57,171,174	$—	$57,215,190

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.7%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$160	$148,307
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,276,587
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,472,710
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	450	462,398
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	334,387
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,053,463
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,069,950

		$13,817,802

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$175	$173,759

		$173,759

Education — 3.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$545,590
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	534,230
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,082,470
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(2)	250	74,988
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	315	326,000
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,893,665
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,755,334
Ohio State University, General Receipts, 5.00%, 12/1/23	225	257,476
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,130,030
University of California, 5.00%, 5/15/21	500	574,050
University of Illinois, 0.00%, 4/1/15	1,700	1,681,980
University of Illinois, 0.00%, 4/1/16	1,000	972,790
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,337,913
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	718,605
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	599,265

		$16,484,386

Electric Utilities — 7.3%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,718,086
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,208,408
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,178,940
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,505,410

Security	Principal Amount (000’s omitted)	Value
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	$2,000	$2,313,640
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,567,515
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,858,575
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14(3)	2,500	2,536,300
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	771,043
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,368,841
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,150,505

		$37,177,263

Escrowed/Prerefunded — 4.9%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$115	$118,715
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	791,827
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,890,624
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,630	2,943,049
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	358,134
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,542,962
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,314,333
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	29,544
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,965	3,191,526
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,677,800

		$24,858,514

General Obligations — 8.5%
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,305,315
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	714,483
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,153,830
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	885	913,329
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,173,370
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,613,562
Hamilton, OH, School District, 6.15%, 12/1/15	500	554,490
Howell, MI, Public Schools, 4.00%, 5/1/19	500	550,620
Howell, MI, Public Schools, 4.00%, 5/1/20	300	326,454
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,245,838
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	503,056
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,002,791
Madison, AL, 4.00%, 4/1/24	850	873,315
Maryland State and Local Facilities, 5.00%, 8/1/18	7,500	8,486,175
Michigan, 6.00%, 11/1/22	2,985	3,431,526
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,223,703
New York, NY, 5.00%, 8/1/24	2,000	2,257,960
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,372,012
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	14,860	10,913,927

		$43,615,756

Health Care – Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,011,530

Security	Principal Amount (000’s omitted)	Value
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$86	$85,797

		$1,097,327

Hospital — 8.4%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$4,420	$4,700,361
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	572,940
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	581,710
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,730,920
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	987,370
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24(5)	1,250	1,405,225
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	492,494
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,349,419
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,044,215
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,109,031
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,902,195
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,075,540
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,732,349
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,373,238
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,135,640
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,605	1,691,092
Norfolk, VA, Economic Development Authority, 5.00%, 11/1/27	2,500	2,608,350
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	985,980
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,040,160
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,109,430
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,029,979
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,111,790
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	285,625
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,879,325

		$42,934,378

Housing — 0.1%
Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	$590	$528,404
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	56,995

		$585,399

Industrial Development Revenue — 3.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,802,818
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	924,935
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,411,378
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	506,230
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,395	666,922
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,927,046
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,484,666

		$16,723,995

Security	Principal Amount (000’s omitted)	Value
Insured – Education — 2.3%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$368,250
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	582,590
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,079,210
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,241,594
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,967,871
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,406,952

		$11,646,467

Insured – Electric Utilities — 1.1%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$65	$66,521
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	3,000	3,283,410
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	552,215
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	523,113
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	408,610
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	863,930

		$5,697,799

Insured – Escrowed/Prerefunded — 3.5%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,534
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,205,900
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,191,710
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	387,195
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,783,148
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,801,819
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	4,181,442

		$17,994,748

Insured – General Obligations — 9.7%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,191,280
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	115,432
Hilliard, OH, School District, (NPFG), 0.00%, 12/1/14	1,000	997,090
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,156,153
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,021,020
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,252,886
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	741,325
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	8,086,050
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,327,872
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,526,316
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,225	3,394,506
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,259,030
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	500	500,655
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,547,800
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,428,037

		$49,545,452

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.1%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	$500	$502,570

		$502,570

Insured-Lease Revenue/Certificates of Participation — 1.3%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,069,810
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,383,550

		$6,453,360

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$160	$192,994

		$192,994

Insured – Special Tax Revenue — 4.6%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$730	$739,651
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	5,833,800
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	4,803,120
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,032,300
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	4,920	5,561,863
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	199,922
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	571,770

		$23,742,426

Insured – Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,765	$2,943,232

		$2,943,232

Insured – Transportation — 5.1%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,180,537
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,096,360
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,770,450
New Jersey Transportation Trust Fund Authority, (AGC), (AMBAC), 0.00%, 12/15/24	7,500	4,623,000
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,865,950
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,169,480
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	2,047,710
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	727,656
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	777,384

		$26,258,527

Insured – Water and Sewer — 0.9%
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,125	$3,512,906
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,170,522

		$4,683,428

Insured – Water Revenue — 0.2%
Detroit, MI, Water Supply System Revenue, (NPFG), 5.00%, 7/1/26	$1,000	$957,840

		$957,840

Lease Revenue/Certificates of Participation — 3.1%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$602,320
California State Public Works Board, 5.00%, 11/1/26	2,725	2,950,330
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,881,742

Security	Principal Amount (000’s omitted)	Value
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	$2,240	$2,466,934
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,129,192
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,865,372

		$15,895,890

Other Revenue — 2.6%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,200	$897,540
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	4,500	3,977,640
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	467,191
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	294,609
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,825	1,892,288
Seminole Tribe, FL, 5.75%, 10/1/22(4)	5,250	5,516,227

		$13,045,495

Senior Living/Life Care — 1.9%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,125	$1,147,421
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,275	1,289,280
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	513	509,727
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,500	1,486,680
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,540	1,522,691
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	350	352,279
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	310	332,577
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(7)	495	301,935
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,276
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,164,032

		$9,566,898

Special Tax Revenue — 5.1%
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$136	$109,932
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	160	160,826
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,237,460
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	205	203,157
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,167,690
Michigan Trunk Line, 5.00%, 11/15/23	600	671,796
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,197,537
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,145,000
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,599,330
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	280	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	155	123,395
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	170,047
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	230	223,289
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	158,429
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,599,480
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	500	500,150
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,030	6,543,816
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,015	990,011

Security	Principal Amount (000’s omitted)	Value
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	$350	$364,353
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	317,542
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	362,711
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(6)	275	78,238
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(6)	300	193,281
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,023,057

		$26,140,527

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,091,760

		$1,091,760

Transportation — 11.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$570,020
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,377,760
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	4,750	5,345,555
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,891,666
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	391,490
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	558,385
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,757,700
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,816,050
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,553,975
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,711,575
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,797,350
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,057,330
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	930,771
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	1,000	1,135,660
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,144,160
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,269,420
Virginia Transportation Board, 4.00%, 3/15/25	4,645	4,836,142

		$60,145,009

Water and Sewer — 2.0%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,500	$1,426,185
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,562,988
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,851,348
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,040,540
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,182,660

		$10,063,721

Total Tax-Exempt Investments — 94.7% (identified cost $457,120,597)		$484,036,722

Other Assets, Less Liabilities — 5.3%		$27,261,368

Net Assets — 100.0%		$511,298,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Fund’s investment in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 31.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 17.2% of total investments.

(1)	Amount is less than 0.05%.

(2)	Defaulted bond.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $12,000,356 or 2.3% of the Fund’s net assets.

(5)	When-issued security.

(6)	Defaulted matured bond.

(7)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	20 U.S. 10-Year Treasury Note	Short	$(2,500,120)	$(2,460,938)	$39,182
3/14	60 U.S. Long Treasury Bond	Short	(7,827,078)	(7,698,750)	128,328

					$167,510

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $167,510.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$456,743,503

Gross unrealized appreciation	$32,627,455
Gross unrealized depreciation	(5,334,236)

Net unrealized appreciation	$27,293,219

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$484,036,722	$—	$484,036,722
Total Investments	$—	$484,036,722	$—	$484,036,722
Futures Contracts	$167,510	$—	$—	$167,510
Total	$167,510	$484,036,722	$—	$484,204,232

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Reorganization

On December 16, 2013, the Trustees of the Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the Acquired Fund) approved a proposal to reorganize the Acquired Fund into the Fund. The proposed reorganization is subject to approval by the shareholders of the Acquired Fund.

Eaton Vance

New York Limited Maturity Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,100,650

		$1,100,650

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$600	$586,902

		$586,902

Education — 7.8%
Hempstead Local Development Corp., (Hofstra University Project), 5.00%, 7/1/23	$200	$225,714
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,711,995
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	377,734
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	533,392
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,715,520
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	620,316
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	414,191
Oneida County Local Development Corp., (Hamilton College Project), 5.00%, 7/1/25	180	202,518
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,669

		$6,429,049

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,155,860

		$1,155,860

Escrowed/Prerefunded — 3.0%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,363,284
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,099,740

		$2,463,024

General Obligations — 7.1%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,085,467
Livingston County, 4.50%, 5/1/23	500	556,760
New Rochelle, 5.00%, 3/15/24	1,500	1,692,780
New York City, 5.00%, 8/1/24	1,600	1,755,504
Pittsford Central School District, 4.00%, 12/15/25	750	796,680

		$5,887,191

Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,383

		$100,383

Hospital — 7.3%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$841,131
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	1,000	1,083,460
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	842,505
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	320	337,165
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,136,410
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	767,625
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	925	1,006,890

		$6,015,186

1

Security	Principal Amount (000’s omitted)	Value
Housing — 1.8%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,026,470
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	465	470,999

		$1,497,469

Industrial Development Revenue — 1.4%
Niagara Area Development Corp. (Covanta Energy), 4.00%, 11/1/24	$550	$501,374
Westchester County Local Development Corp., (Kendal Hudson), 3.00%, 1/1/20	625	611,369

		$1,112,743

Insured-Education — 12.1%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,045,710
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	990	1,064,349
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,583,911
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,190,620
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,258,188
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,681,936
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,158,330
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,020,760

		$10,003,804

Insured-Electric Utilities — 4.4%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$495,925
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,083,030
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,500	2,043,050

		$3,622,005

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$277,865

		$277,865

Insured-General Obligations — 1.6%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$530,390
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	814,777

		$1,345,167

Insured-Hospital — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,849,424

		$1,849,424

Insured-Lease Revenue/Certificates of Participation — 1.4%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,139,220

		$1,139,220

Insured-Special Tax Revenue — 7.6%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,674,602
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,381,600
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,199,535

		$6,255,737

Insured-Transportation — 2.8%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,182,480
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,098,480

		$2,280,960

Lease Revenue/Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$574,200

		$574,200

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 5.8%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$822,007
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,113,540
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	602,748
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,247,068

		$4,785,363

Senior Living/Life Care — 2.1%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$255	$255,107
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	791,437
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	713,723

		$1,760,267

Solid Waste — 2.7%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,254,680

		$2,254,680

Special Tax Revenue — 8.0%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,161,421
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,170,950
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,245,190

		$6,577,561

Transportation — 4.8%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,119,670
New York Bridge Authority, 5.00%, 1/1/25	530	595,672
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,114,210
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,090,520

		$3,920,072

Water and Sewer — 4.8%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,170,010
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,814,086

		$3,984,096

Total Tax-Exempt Investments — 93.2% (identified cost $73,141,766)		$76,978,878

Miscellaneous — 0.7%

Security	Units	Value
Real Estate — 0.7%
CMS Liquidating Trust(1)(2)(3)	150	$517,800

Total Miscellaneous — 0.7% (identified cost $480,000)		$517,800

Total Investments — 93.9% (identified cost $73,621,766)		$77,496,678

Other Assets, Less Liabilities — 6.1%		$5,077,454

Net Assets — 100.0%		$82,574,132

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 34.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.0% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $517,800 or 0.7% of the Fund’s net assets.

(2)	Non-income producing.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Fund did not have any open financial instruments at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,549,910

Gross unrealized appreciation	$4,986,784
Gross unrealized depreciation	(1,040,016)

Net unrealized appreciation	$3,946,768

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$76,978,878	$—	$76,978,878
Miscellaneous	—	—	517,800	517,800
Total Investments	$—	$76,978,878	$517,800	$77,496,678

4

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$100	$99,291

		$99,291

Education — 15.7%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/22	$700	$795,221
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	100	110,477
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	420	454,705
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	750	865,792
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,107,413
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,104,090
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,111,720
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	475,594
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	580,843
University of Pittsburgh, 5.50%, 9/15/23	750	872,085
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,081,540

		$8,559,480

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$855,870

		$855,870

General Obligations — 11.8%
Bucks County, 5.125%, 5/1/21	$500	$581,530
Chester County, 5.00%, 7/15/28	1,530	1,660,233
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,136,570
Millcreek Township School District, 5.00%, 9/15/25	500	546,445
Mount Lebanon School District, 5.00%, 2/15/28	1,280	1,405,901
Pittsburgh, 5.00%, 9/1/26	1,000	1,088,620

		$6,419,299

Hospital — 10.1%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$576,835
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	577,665
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	560,910
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	693,350
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,028
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	819,570

1

Security	Principal Amount (000’s omitted)	Value
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	$1,000	$1,105,250
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	958,633

		$5,492,241

Housing — 3.4%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,359,631
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	480,283

		$1,839,914

Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$605,060
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	754,238

		$1,359,298

Insured-Cogeneration — 2.4%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,296,841

		$1,296,841

Insured-Education — 5.4%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,648,620
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	575,900
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	746,494

		$2,971,014

Insured-Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	$100	$91,258

		$91,258

Insured-Escrowed/Prerefunded — 3.1%
Pittsburgh School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	$15	$17,872
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,701,279

		$1,719,151

Insured-General Obligations — 14.0%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,346,025
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	1,001,558
Delaware Valley Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	840,848
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,195,670
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,165,310
Pittsburgh School District, (AGM), 5.00%, 9/1/22	985	1,087,312
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,018,680

		$7,655,403

Insured-Hospital — 1.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,453
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	512,120

		$810,573

Insured-Lease Revenue/Certificates of Participation — 1.9%
Philadelphia Authority for Industrial Development Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,030,040

		$1,030,040

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.1%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,146,320

		$1,146,320

Insured-Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	$300	$227,745

		$227,745

Insured-Water and Sewer — 4.8%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$544,745
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	538,740
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,562,342

		$2,645,827

Other Revenue — 4.7%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$804,990
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,705	1,790,182

		$2,595,172

Senior Living/Life Care — 0.9%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$149,955
Lancaster Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	343,308

		$493,263

Special Tax Revenue — 3.4%
Allegheny County Port Authority, 5.00%, 3/1/25	$555	$596,608
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	750	822,630
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	400	434,084

		$1,853,322

Transportation — 7.7%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$885,259
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	537,659
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,177,986
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	544,795
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,058,620

		$4,204,319

Water and Sewer — 1.3%
Westmoreland County Municipal Authority, 4.00%, 8/15/25	$695	$697,961

		$697,961

Total Tax-Exempt Investments — 99.1% (identified cost $52,269,086)		$54,063,602

Other Assets, Less Liabilities — 0.9%		$509,750

Net Assets — 100.0%		$54,573,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

3

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 36.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.4% of total investments.

(1)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	30 U.S. 10-Year Treasury Note	Short	$(3,750,179)	$(3,691,406)	$58,773

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $58,773.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,235,913

Gross unrealized appreciation	$2,623,350
Gross unrealized depreciation	(795,661)

Net unrealized appreciation	$1,827,689

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,063,602	$—	$54,063,602
Total Investments	$—	$54,063,602	$—	$54,063,602
Futures Contracts	$58,773	$—	$—	$58,773
Total	$58,773	$54,063,602	$—	$54,122,375

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Reorganization

On December 16, 2013, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust with substantially the same investment objective as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on January 17, 2014, the Fund was closed to new investors.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014